Segment Reporting	12 Months Ended
Dec. 31, 2020
Disclosure of entity's operating segments [text block] [Abstract]
SEGMENT REPORTING
7.	SEGMENT REPORTING

Management currently identifies the Group’s three sales models as operating segments, which are wholesale, retail and contract manufacturing. The segment presentation is in accordance with management’s expectation of future business developments. These operating segments are monitored and strategic decisions are made on the basis of segmental gross margins.

By business	Wholesale			Retail			Subcontracting
	For the year ended December 31,			For the year ended December 31,			For the year ended December 31,
	2020	2019	2018	2020	2019	2018	2020	2019	2018
Sales to external customers	8,366,144	10,308,309	13,584,754	446,834	571,403	2,375,773	727,797	5,585,850	2,574,589
Segment revenue	8,366,144	10,308,309	13,584,754	446,834	571,403	2,375,773	727,797	5,585,850	2,574,589
Segment gross margins/(loss)	2,053,266	3,268,945	2,245,944	175,632	319,706	(5,402,994)	102,955	2,162,393	840,913
Reconciling items
Profit/(loss) before tax
Income tax income/(expense)
Profit/(loss) for the year

By business	Travel service			E-commerce			Consolidated
	For the year ended December 31,			For the year ended December 31,			For the year ended December 31,
	2020	2019	2018	2020	2019	2018	2020	2019	2018
Sales to external customers	991,929	-	-	343,445	-	-	10,876,149	16,465,562	18,535,116
Segment revenue	991,929	-	-	343,445	-	-	10,876,149	16,465,562	18,535,116
Segment gross margins/(loss)	96,577	-	-	69,988	-	-	2,498,418	5,751,043	(2,316,136
Reconciling items							(9,722,659)	(5,412,858)	(21,074,581)
Profit/(loss) before tax							(7,224,241)	338,185	(23,390,717)
Income tax income/(expense)							1,556,824	(442,590)	5,422,119
Profit/(loss) for the year							(5,667,417)	(104,405)	(17,968,598)

	As of December 31, 2020
	Wholesale and Retail	Subcontracting	Travel service	E-commerce	Unallocated	Consolidated
Current assets	25,905,492	3,448,586	528,955	854,843	720,524	31,458,400
Non-current assets	11,924,761	19,092,258	-	-	-	31,017,019
Total assets	37,830,253	22,540,844	528,955	854,843	720,524	62,475,419

Current liabilities	3,436,210	1,462,327	245,607	381,876	2,417,737	7,943,757
Total liabilities	3,436,210	1,462,327	245,607	381,876	2,417,737	7,943,757

	As of December 31, 2019
	Wholesale and Retail	Subcontracting	Unallocated	Consolidated
Current assets	24,741,115	7,979,513	13,492	32,734,120
Non-current assets	10,047,963	18,306,697	-	28,354,660
Total assets	34,789,078	26,286,610	13,492	61,088,780

Current liabilities	3,066,041	1,483,891	2,094,462	6,644,394
Total liabilities	3,066,041	1,483,891	2,094,462	6,644,394

Geographical information

The Group’s operations are located in the PRC and all of the Group’s revenue is derived from sales to customers in the PRC. Hence, no analysis by geographical area of operations is provided.

Information about major customers

Major distributors that make up 10% or more of wholesale revenue are as below:

	Year ended December 31,
	2020	2019	2018
Distributor A	623,903	1,019,139	1,331,194
Other distributors	8,189,076	9,289,170	12,253,560
	8,812,979	10,308,309	13,584,754

Information about major suppliers

Major suppliers that make up 10% or more of purchases are as below:

	Year ended December 31,
	2020	2019	2018
Supplier A	354,710	1,270,597	3,031,310
Supplier B	483,879	2,325,926	2,879,110
Supplier C	-	504,779	-
Supplier D	1,232,219	1,212,778	-
Supplier E	1,215,155	869,365	-
Supplier F	-	1,222,864	1,684,910
Supplier G	1,239,805	-	-
Other suppliers	4,862,755	62,948	2,901,982
	9,388,523	7,469,257	10,497,311